Interest in equity investees (Details) - CAD ($) $ in Thousands	May 31, 2019	May 31, 2018
Interest in equity investees
Interest in equity investees	$ 9,311	$ 4,966
Althea
Interest in equity investees
Interest in equity investees	$ 9,311	$ 4,966